Statement of Stockholders' Equity (Deficiency) - EUR (€)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Total
Beginning Balance at Dec. 31, 2013	€ 675	€ (1,033)	€ 13,762,689	€ (17,032,405)	€ (45,170)	€ 1	€ 0	€ (3,315,243)
Beginning Balance, Shares at Dec. 31, 2013	6,757,225	(103,334)				1	0
Issuance of stock for board and consulting fees	€ 13		292,507					292,520
Issuance of stock for board and consulting fees, Shares	131,505
Share-based compensation for consulting services			5,522					5,522
Issuances of shares and warrants pursuant to offering	€ 278		3,387,446					3,387,724
Issuances of shares and warrants pursuant to offering, Shares	2,777,808
Preferred shares issued in exchange for debt			3,037,602				€ 24	3,037,626
Preferred shares issued in exchange for debt, Shares							235,559
Revaluation of warrants on extension			146,488					146,488
Common stock issuance for conversion of preferred shares	€ 42		(162,059)			€ (1)		(162,017)
Common stock issuance for conversion of preferred shares, Shares	420,838
Common stock issuance for accrued consulting fees	€ 79		1,097,566					1,097,645
Common stock issuance for accrued consulting fees, Shares	792,523
Reclassification of derivative liability to equity			2,336,032					2,336,032
Preferred stock dividends								0
Accumulated Comprehensive Loss					112,318			112,318
Net loss				(4,049,713)				(4,049,713)
Ending Balance at Dec. 31, 2014	€ 1,088	€ (1,033)	23,903,793	(21,082,118)	67,148	€ 0	€ 24	2,888,902
Ending Balance, Shares at Dec. 31, 2014	10,879,899	(103,334)				1	235,559
Issuance of stock for board and consulting fees	€ 15		244,985					245,000
Issuance of stock for board and consulting fees, Shares	152,661
Share-based compensation for consulting services			4,492					4,492
Share based compensation issued to employees			25,011					25,011
Preferred stock dividends			167,776				€ 1	167,777
Preferred stock dividends, Shares							16,777
Accumulated Comprehensive Loss					64,960			64,960
Net loss				(2,250,420)				(2,250,420)
Ending Balance at Dec. 31, 2015	€ 1,103	€ (1,033)	€ 24,346,057	€ (23,332,538)	€ 132,108	€ 0	€ 25	1,145,722
Ending Balance, Shares at Dec. 31, 2015	11,032,560	(103,334)				1	252,336
Preferred stock dividends								88,318
Net loss								(921,241)
Ending Balance at Jun. 30, 2016								€ 657,827